Document and Entity Information	0 Months Ended
Apr. 30, 2014
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2014
Registrant Name	DREYFUS PREMIER GNMA FUND, INC
Central Index Key	0000762156
Amendment Flag	false
Document Creation Date	Nov. 21, 2014
Document Effective Date	Nov. 21, 2014
Prospectus Date	Nov. 21, 2014
DREYFUS GNMA FUND | Class Z
Risk/Return:
Trading Symbol	DRGMX
DREYFUS GNMA FUND | Class A
Risk/Return:
Trading Symbol	GPGAX
DREYFUS GNMA FUND | Class C
Risk/Return:
Trading Symbol	GPNCX